Share Based Compensation	12 Months Ended
Jun. 30, 2024
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

14 - SHARE BASED COMPENSATION

On October 1, 2021, BJY adopted the 2021 Share Option Plan (“2021 Plan”), under which the maximum number of shares that may be granted is 9,486,042 (1,897,208 shares post 1-for-5 reverse stock split) ordinary shares. During the year ended June 30, 2024, 2023 and 2022, an aggregate of nil, nil and 1,709,310 (341,862 post 1-for-5 reverse stock split) restricted share units (“RSUs”), respectively, and an aggregate of nil, 522,000 and 6,816,417 (nil, 104,400 and 1,363,283 post 1-for-5 reverse stock split) share options, respectively, were granted to management and employees under the 2021 Plan. The number of Class A ordinary share that the options and RSUs granted under the 2021 Plan are exercisable into were adjusted at rate of 1:0.7807324 as a result of the consummation of the Merger.

On January 21, 2023, the Company adopted 2023 Share Incentive Plan (“2023 Plan”), under which the maximum number of Class A ordinary shares that may be issued pursuant to all awards under such plan is initially 12,855,546 (2,571,109 shares post 1-for-5 reverse stock split), which shall automatically be increased or decreased to ensure the number of shares available to issue in a calendar year will represent 6% of all the Company’s issued and outstanding share capital as of the first date of such calendar year.

RSUs

On October 1, 2021, BJY awarded 1,709,310 (341,862 post 1-for-5 reverse stock split) RSUs to employees and these RSUs were fully vested on December 31, 2021. If the recipient terminates the employment relationship with BJY before the vesting of the RSUs, the unvested portion will be forfeited. If the recipient terminates the employment relationship with BJY after the vesting of the RSUs, the recipient needs to exercise the RSUs within 30 days of resignation, otherwise the RSUs will be cancelled. Each RSU has an exercise price of $0 (RMB 0.0001).

On March 31, 2023, the Company awarded 90,000 (18,000 post 1-for-5 reverse stock split) RSUs to its independent directors, with one-thirds of these RSUs vesting on March 31, 2023, 2024 and 2025, respectively. The exercise price of these RSUs is $0.

On October 31, 2023, the Company awarded 90,000 (18,000 post 1-for-5 reverse stock split) RSUs to its independent directors, with one-thirds of these RSUs vesting on October 31, 2023, the other two one-thirds of these RSUs vesting on March 31,2024 and 2025, respectively. The exercise price of these RSUs is $0.

On October 31, 2023, the Company awarded 5,623,655 (1,124,731 post 1-for-5 reverse stock split) RSUs to its employees. These RSUs vested on October 31, 2023. The exercise price of these RSUs is $0.

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended June 30, 2024 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Awarded and unvested as of July 1, 2023	12,000	$38.45
Granted	1,124,731	$12.30
Cancelled/forfeited	—	$—
Vested	(1,124,731)	$12.44
Awarded and unvested as of June 30, 2024	12,000	$25.38
Expected to vest as of June 30, 2024	12,000	$25.38

For the year ended June 30, 2024 and 2023, the Company recognized share-based compensation expense of $14,212,499 and $230,700, respectively, in connection with the above RSU awards.

As of June 30, 2024, $304,500 of total unrecognized compensation expense related to RSUs is expected to be recognized over a weighted average period of approximately 0.83 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

Share Options

BJY awarded share options to management and employees. These options have graded vesting schedule over the requisite service period ranging between two and four years, exercise prices ranging from $0 to $2.76 ($0 to $13.8 post 1-for-5 reverse stock split), (RMB0.0001 to RMB20) (RMB0 to RMB100 post 1-for-5 reverse stock split) and expiration period ranging from four to six years. If the recipient terminates the employment relationship with BJY before the vesting of the share options, the unvested portion will be forfeited and the recipient needs to exercise the vested portion within 30 days of resignation, otherwise they will be cancelled. BJY also has the right, but not the obligation, to repurchase from the recipient the shares issued from the option exercise before the occurrence of the BJY’s listing.

The following table summarized the Company’s share option activities for the year ended June 30, 2024:

			Weighted
			Average	Weighted
		Weighted	Remaining	Average
		Average	Contract	Grant	Aggregate
	Number of	Exercise	Life	Date	Intrinsic
	Options	Price	Years	Fair value	Value
Options outstanding on July 1, 2023	1,356,188	2.75	3.36	6.30	40,483,123
Granted	153,413	$5.00	4.75	$9.75	—
Cancelled/forfeited	(100,590)	$8.43	—	$4.29	—
Exercised	—	—	—	—	—
Options outstanding on June 30, 2024	1,409,011	$2.62	2.26	$6.81	1,559,571
Options vested and exercisable on June 30, 2024	1,199,131	$1.54	2.31	$7.36	2,625,298

For the year ended June 30, 2024 and 2023, the Company recognized share-based compensation expense of $2,067,731 and $1,249,387, respectively, in connection with the above share options.

For the years ended June 30, 2024 and 2023 the fair value of the RSUs granted is determined based on the close trading price of the Company’s stock on the public market as they were issued after BJY’s listing through the reverse acquisition of the Company, the fair value of the options granted is determined using the Black Schole model for the year ended June 30, 2024, and the binomial option pricing model for the year ended June 30, 2023. For the year ended June 30, 2022, the fair value of the RSUs was determined using the backsolve method based on the equity allocation model with adoption of some key parameters such as risk-free rate, equity volatility, probability of each scenario and dividend yield; and the fair value of the share options is determined using the binomial option pricing model.

The key assumptions used to determine the fair value of the options at the grant date were as follows:

	For the Year Ended June 30,
	2024	2023
Expected volatility	70.8%	53.3%
Risk-free interest rate	4.8%	2.6%
Expected dividend yield	0.0%	0.0%
Exercise multiple	n/a	2.2 ~ 2.8
Expected life	5.42	n/a

The above inputs have been determined based on the following:

●	Expected volatility is estimated based on the daily close price volatility of a number of comparable companies;

●	Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options;

●	Dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the option;

●	Exercise multiple is based on empirical research on typical share award exercise behavior.

●	Expected life is estimated based on the remaining maturity of the options.

As of June 30, 2024, $414,322 of total unrecognized compensation expense related to share options is expected to be recognized over a weighted average period of approximately 2.26 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.